Commitments and contingencie (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Preferred And Common Unit
2022	$ 1,124
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	5,663
Less: Imputed interest	(1,229)
Total operating lease liabilities	$ 4,434	$ 5,445	$ 5,967